WARRANTS (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Shares
Warrants outstanding - beginning of year	19,550,817
Warrants exercised	(10,332,199)
Warrants granted	11,491,227
Warrants expired
Warrants outstanding - end of period	20,709,845
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.17
Warrants exercised	$ 0.19
Warrants granted	$ 0.30
Warrants expired
Warrants outstanding - end of period	$ 0.23